TENANT IMPROVEMENTS - Schedule of Tenant Improvements (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Tenant improvements, net	$ 872,060	$ 577,781
Tenant Improvement
Tenant Improvements	923,820	592,195
Less accumulated depreciation and amortization	(51,760)	(14,414)
Tenant improvements, net	$ 872,060	$ 577,781